SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEET REFLECTING PROFORMA EFFECT

The following is a condensed balance sheet reflecting the proforma effect of the IPO on the June 30, 2021 balance sheet.

	As Reported at June 30, 2021	Proforma for IPO
Cash and cash equivalents	$1,771,929	$13,728,429
Other current assets	1,406,939	833,296
Equipment, net	42,172	42,172
Total assets	$3,221,040	$14,603,897

Total current liabilities	$2,339,037	$2,004,037
Convertible promissory notes, net	1,429,953	-
Other long term liability	623,828	623,828
Total liabilities	4,392,818	2,627,865
Total stockholders’ equity (deficit)	(1,171,778)	11,976,032
Total liabilities and stockholders’ equity (deficit)	$3,221,040	$14,603,897